[LOGO]
                           Evergreen Investments(SM)

                            WACHOVIA BALANCED FUND II
                             101 Greystone Boulevard
                               Columbia, SC 29226


April 1, 2002


Dear Shareholder,


      On September 1, 2001, Wachovia Corporation merged into First Union Corporation and management of the combined company undertook the process of comparing product offerings within the Wachovia and Evergreen mutual fund families in order to offer a more streamlined, complete and competitive set of mutual funds while serving the interests of shareholders. As a shareholder of Wachovia Balanced Fund II ("Balanced Fund II"), you are invited to instruct your insurance company on how to vote Balanced Fund II shares attributable to your contract (1) to merge Balanced Fund II into Evergreen VA Foundation Fund ("VA Foundation Fund"), a mutual fund within the Evergreen Family of Funds (the "Merger"), (2) to approve a new Investment Advisory Agreement (the "Advisory Agreement") for Balanced Fund II with Evergreen Investment Management Company, LLC ("EIMC"), the investment advisor to the Evergreen Family of Funds, and (3) to approve a new Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") for Balanced Fund II between EIMC and Tattersall Advisory Group, Inc. ("TAG"). The Board of Trustees of The Wachovia Variable Insurance Funds has approved the Advisory Agreement, the Sub-Advisory Agreement and the Merger and recommends that you vote FOR each proposal.


      If approved by shareholders, this is how the Merger will work:


      o Balanced Fund II will transfer its assets and identified liabilities to VA Foundation Fund.

      o VA Foundation Fund will issue new shares that will be distributed to your insurance company in an amount equal to the value of the Balanced Fund II shares currently held by your insurance company. Although the number of shares held may change, the total value of your insurance company's investment will not change as a result of the Merger.


      o You will not incur any sales loads or similar transaction charges as a result of the Merger.


      The Merger is intended to be a non-taxable event for shareholders for federal income tax purposes. Details about VA Foundation Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed Merger, are contained in the attached prospectus/proxy statement. In addition, information regarding EIMC, TAG, and the Advisory Agreement and the Sub-Advisory Agreement, which you are being asked to approve, is also contained in the attached prospectus/proxy statement. If approved by shareholders, the Advisory Agreement and the Sub-Advisory Agreement, will remain in effect until the closing of the Merger (scheduled for June 2002). Please take the time to familiarize yourself with this information.

      Votes on all of the proposals will be cast at a special meeting of Balanced Fund II's shareholders to be held on May 13, 2002. The expenses of the Merger, including the costs of soliciting proxies, will be paid by EIMC. If you have an interest in shares of Balanced Fund II as a result of your purchase of a variable annuity contract or variable life insurance policy issued by The Hartford Life Insurance Company ("Hartford"), you have the right to instruct Hartford how to vote the Balanced Fund II shares it holds under your variable annuity contract or life insurance policy. Hartford will vote any Wachovia shares for which it does not receive voting instructions in proportionately the same manner--For, Against or Abstain--as shares for which it does receive instructions. Please follow the voting instructions as outlined on your proxy card. For purposes of this prospectus/proxy statement, an annuity contract owner or policy holder is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card." If you have any questions about the proposals or the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 866-515-0318 (toll free).


      Thank you for taking this matter seriously and participating in this important process.

                                           Sincerely,


                                           /s/ John W. McGonigle

                                           John W. McGonigle
                                           President
                                           The Wachovia Variable Insurance Funds

                            WACHOVIA BALANCED FUND II
                             101 Greystone Boulevard
                               Columbia, SC 29226

                              --------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                              --------------------

                           TO BE HELD ON MAY 13, 2002


      A Special Meeting (the "Meeting") of Shareholders of Wachovia Balanced Fund II ("Balanced Fund II"), a series of The Wachovia Variable Insurance Funds, will be held at the offices of Federated Services Company, 5800 Corporate Drive, Pittsburgh, PA 15237-7080 on May 13, 2002, at 2:00 p.m., and any adjournments thereof, for the following purposes:


      1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of February 28, 2002, providing for the acquisition of all the assets of Balanced Fund II by Evergreen VA Foundation Fund ("VA Foundation Fund"), a series of Evergreen Variable Annuity Trust, in exchange for shares of VA Foundation Fund and the assumption by VA Foundation Fund of the identified liabilities of Balanced Fund II. The Plan also provides for distribution of those shares of VA Foundation Fund to shareholders of Balanced Fund II in liquidation and subsequent termination of Balanced Fund II. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Balanced Fund II.

      2. To consider and act upon the Investment Advisory Agreement between The Wachovia Variable Insurance Funds, on behalf of Balanced Fund II, and Evergreen Investment Management Company, LLC ("EIMC").

      3. To consider and act upon the Investment Sub-Advisory Agreement for Wachovia Balanced Fund II between EIMC and Tattersall Advisory Group, Inc.

      4. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

      On behalf of Balanced Fund II, the Board of Trustees of The Wachovia Variable Insurance Funds has fixed the close of business on February 28, 2002 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.


      IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS ARE URGED TO PROVIDE THEIR VOTING INSTRUCTIONS TO THE HARTFORD LIFE INSURANCE COMPANY AS OUTLINED AT THE END OF THE PROSPECTUS/PROXY STATEMEMENT, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION. FOR PURPOSES OF THIS PROSPECTUS/PROXY STATEMENT, EACH ANNUITY CONTRACT OWNER AND LIFE INSURANCE POLICY HOLDER IS REFERRED TO AS A "SHAREHOLDER" AND THE VOTING INSTRUCTIONS FORM IS REFERRED TO AS A "PROXY CARD."


                                            By order of the Board of Trustees


                                            /s/ Gail C. Jones

                                            Gail C. Jones
                                            Secretary


April 1, 2002

                   INFORMATION RELATING TO THE PROPOSED MERGER
                                       of
                           WACHOVIA BALANCED FUND II,
                a series of The Wachovia Variable Insurance Funds
                                      into
                          EVERGREEN VA FOUNDATION FUND,
                  a series of Evergreen Variable Annuity Trust


      This prospectus/proxy statement contains information you should know before providing your voting instructions on the proposed merger ("Merger") of Wachovia Balanced Fund II ("Balanced Fund II") into Evergreen VA Foundation Fund ("VA Foundation Fund"). For purposes of this prospectus/proxy statement, each variable annuity contract owner and variable life insurance policy holder is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card." If approved, the Merger will result in your insurance company receiving shares of VA Foundation Fund in exchange for your shares of Balanced Fund II. The investment objectives of both Funds are substantially similar. The investment objective of Balanced Fund II is to produce long-term growth of principal and current income. The investment objective of VA Foundation Fund is to seek capital growth and current income.


      Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE


---------------------------------------------------------------------------------------
See:                                           How to get these documents:
---------------------------------------------------------------------------------------
Prospectus for VA Foundation Fund, dated       The Funds make all of these documents
May 1, 2001, as supplemented September         available to you free of charge if you:
24, 2001 and November 16, 2001, which
accompanies this prospectus/proxy              o Call 866-515-0318, or
statement.                                     o Write the Funds at either address
                                                 below.
Prospectus for Balanced Fund II, dated
April 30, 2001.                                You can also obtain any of these
                                               documents for a fee from the SEC if you:
Statement of additional information for
VA Foundation Fund, dated May 1, 2001 as       o Call the SEC at 202-942-8090.
supplemented January 3, 2002.
                                               Or for free if you:
Statement of additional information for
Balanced Fund II, dated April 30, 2001,        o Go to the EDGAR Database on the SEC's
as supplemented March 8, 2002.                   Website (http://www.sec.gov).

Annual report for VA Foundation Fund,          To ask questions about this
dated December 31, 2001.                       prospectus/proxy statement:

Annual report for Balanced Fund II,            o Call 866-515-0318, or
dated December 31, 2001.                       o Write to the Funds at either address
                                                 below.
Statement of additional information,
dated April 1, 2002, which relates to
this prospectus/proxy statement and the
Merger.
---------------------------------------------------------------------------------------


Information relating to each Fund contained in the Fund's annual report, prospectus and statement of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

   The address of VA Foundation Fund is 200 Berkeley Street, Boston, MA 02116
                           (Telephone: 800-343-2898).

 The address of Balanced Fund II is 101 Greystone Boulevard, Columbia, SC 29226
                           (Telephone: 800-994-4414).


                 PROSPECTUS/PROXY STATEMENT DATED APRIL 1, 2002

                                TABLE OF CONTENTS


SUMMARY ...................................................................   3
      What are the key features of the Merger? ............................   3
      How do the Funds' investment objectives, principal investment
         strategies and risks compare? ....................................   3
      How do the Funds' sales charges and expenses compare? Will I
         be able to buy, sell and exchange shares the same way? ...........   5
      How do the Funds' performance records compare? ......................   6
      Who will be the Investment Advisor, Investment Sub-Advisor and
         Portfolio Manager of my Fund after the Merger? What will the
         advisory fee and sub-advisory fee be after the Merger? ...........   7
      What will be the primary federal tax consequences of the Merger? ....   9


RISKS .....................................................................   9
      What are the primary risks of investing in each Fund? ...............   9
      Are there any other risks of investing in each Fund? ................  11


MERGER INFORMATION ........................................................  11
      Reasons for the Merger ..............................................  11
      Agreement and Plan of Reorganization ................................  13
      Federal Income Tax Consequences .....................................  14
      Pro-forma Capitalization ............................................  15
      Distribution of Shares ..............................................  15
      Purchase and Redemption Procedures ..................................  15
      Dividend Policy .....................................................  15

INFORMATION ON SHAREHOLDERS' RIGHTS .......................................  16
      Form of Organization ................................................  16
      Capitalization ......................................................  16
      Shareholder Liability ...............................................  16
      Shareholder Meetings and Voting Rights ..............................  16
      Liquidation .........................................................  17
      Liability and Indemnification of Trustees ...........................  17

INFORMATION REGARDING INVESTMENT ADVISORY AGREEMENT AND INVESTMENT
SUB-ADVISORY AGREEMENT ....................................................  18
      The Investment Advisor, Investment Sub-Advisor and Evaluation
         by the Trustees ..................................................  18
      Terms of the Advisory Agreement and Sub-Advisory Agreement ..........  18
      Fees Paid Under the Advisory Agreements and Sub-Advisory Agreement ..  19
      More Information About EIMC and TAG .................................  19
      Principal Executive Officers and Directors of EIMC and TAG ..........  20
      Additional Information ..............................................  20


VOTING INFORMATION CONCERNING THE MEETING .................................  21
      Record Date Information .............................................  22

FINANCIAL STATEMENTS AND EXPERTS ..........................................  23


LEGAL MATTERS .............................................................  23

ADDITIONAL INFORMATION ....................................................  23

OTHER BUSINESS ............................................................  23

INSTRUCTIONS FOR EXECUTING PROXY CARDS ....................................  24

INSTRUCTIONS FOR SHAREHOLDERS IN WACHOVIA BALANCED FUND II ................  24


EXHIBIT A ................................................................. A-1

EXHIBIT B ................................................................. B-1

EXHIBIT C ................................................................. C-1

EXHIBIT D ................................................................. D-1

                                     SUMMARY

      This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement and its statement of additional information, in each Fund's prospectus, annual report and statement of additional information and in the Agreement and Plan of Reorganization.

|?|   What are the key features of the Merger?

      The Agreement and Plan of Reorganization (the "Plan") sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:


o the transfer of all of the assets of Balanced Fund II to VA Foundation Fund in exchange for shares of VA Foundation Fund.


o the assumption by VA Foundation Fund of the identified liabilities of Balanced Fund II. (The identified liabilities consist only of those liabilities reflected on Balanced Fund II's statement of assets and liabilities determined immediately preceding the Merger.)


o the liquidation of Balanced Fund II by distributing the shares of VA Foundation Fund to Balanced Fund II.

o the structuring of the Merger as a tax-free reorganization for federal income tax purposes.

      The Merger is scheduled to take place on or about June 14, 2002.


      The new shares you receive will have the same total value as your Balanced Fund II shares as of the close of business on the day immediately prior to the Merger.

      The Board of Trustees of The Wachovia Variable Insurance Funds, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), has concluded that the Merger would be in the best interest of Balanced Fund II and its shareholders, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Balanced Fund II's shareholders. The Trustees of Evergreen Variable Annuity Trust have also approved the Plan on behalf of VA Foundation Fund.

|?| How do the Funds' investment objectives, principal investment strategies and risks compare?

      The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

                   Balanced Fund II                           VA Foundation Fund
---------------------------------------------------------------------------------------------
INVESTMENT     Seeks to produce long-term growth        Seeks capital growth and
OBJECTIVES     of principal and current income.         current income.
---------------------------------------------------------------------------------------------
PRINCIPAL      o   Invests in a combination of          o   Invests in a combination of
INVESTMENT         equity and debt securities (at           equity and debt securities
STRATEGIES         least 65% of its assets under            (normally at least 25% of its
                   normal market conditions).               assets in debt securities and
                                                            the remainder in equity
               o   Uses a combined growth and               securities).
                   value style of investing to
                   select securities that the           o   Invests in equity securities
                   portfolio manager believes are           primarily consisting of common
                   undervalued but have improving           stocks, preferred stocks and
                   prospects for growth.                    securities convertible or
                                                            exchangeable for common stocks
               o   Selects stocks which primarily           of large U.S. companies,
                   fall within the large                    typically having a
                   capitalization category and are          capitalization of $8.5 billion
                   undervalued.                             at the time of investment.

               o   Invests at least 25% of its          o   Uses a blend of growth and
                   assets in fixed income senior            value approaches to select
                   securities, including                    equity securities that the
                   convertible senior securities,           portfolio manager believes are
                   and corporate debt securities            undervalued but have
                   rated Baa or better by Moody's           anticipated earnings ranging
                   Investors Services, Inc.                 from steady to accelerated
                   ("Moody's") or BBB or better by          growth.
                   Standard & Poor's Ratings
                   Services ("S&P"), or if              o   Invests substantially all of
                   unrated, determined to be of             the fixed income portion in
                   comparable quality by the                dollar-denominated investment
                   portfolio manager.                       grade debt securities including
                                                            securities issued and
               o   May invest in mortgage-backed            guaranteed by the U.S. Treasury
                   and asset-backed securities              or by an agency or
                   rated Baa or better by Moody's           instrumentality of the U.S.
                   or S&P.                                  government, corporate bonds,
                                                            mortgage-backed, asset-backed
               o   May invest up to 5% of its               securities and other
                   total assets in securities               income-producing securities.
                   rated below Baa by Moody's or
                   BBB by S&P.                          o   Favors corporate and
                                                            mortgage-backed securities to
               o   Under normal market conditions           achieve higher levels of
                   asset mix will range between             income.
                   50-70% in common stocks and
                   convertible securities, 30-50%       o   Limits weighted average
                   in preferred stocks and bonds            duration on fixed income
                   and 0-20% in money market                portion of the portfolio to a
                   instruments.                             two-year minimum and a six-year
                                                            maximum while the weighted
                                                            average maturity is expected to
                                                            be larger than the weighted
                                                            average duration.
---------------------------------------------------------------------------------------------

      Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals, and if employed could result in lower returns and loss of market opportunity.

      A portion of the securities held by Balanced Fund II may be disposed of in connection with the Merger, which could result in additional portfolio transaction costs to the Funds.


      A principal risk of investing in each of the Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid by a Fund). Both Funds are subject to investment style risk (certain styles such as growth or value also may fall out of favor causing securities held by the Funds to decline). Both Funds are subject to interest rate risk (interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates rise) and credit risk (the value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time). Both Funds are subject to risks associated with investments in mortgage-backed and asset-backed securities. Because VA Foundation Fund invests in common stocks of large U.S. companies, it is also subject to market capitalization risk (investments primarily in one capitalization category may decline in value if that category falls out of favor). For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.


      The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

|?| How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?


      Each Fund offers only one class of shares. You will not pay any front-end or deferred sales charge in connection with the Merger. The procedures for buying and selling shares of the Funds are substantially similar. For more information, see "Purchase and Redemption Procedures" below.

      The following tables allow you to compare the fees and expenses of the two Funds. The table entitled "VA Foundation Fund Pro Forma" also shows you what the fees will be and what the fees and expenses are estimated to be assuming the Merger takes place.


Shareholder Fees (fees paid directly from your investment)

      The Funds do not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies owned by contract owners. Such fees are described in the prospectus of such contracts or policies.


      THIS TABLE DOES NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


--------------------------------------------------------------------------------
Balanced Fund II
(based on expenses for the fiscal year ended December 31, 2001)
--------------------------------------------------------------------------------
                   12b-1                  Total Fund                  Total Fund
                  and/or                   Operating                   Operating
                Shareholder                Expenses      Waiver of     Expenses
  Management      Service       Other       (Before        Fund         (After
     Fees          Fees       Expenses      Waiver)      Expenses     Waiver)(2)

     0.70%       0.25%(1)       0.81%        1.76%         0.75%         1.01%
--------------------------------------------------------------------------------

(1) The Fund has no present intention of paying or accruing this fee for the foreseeable future.

(2) Pursuant to an agreement between the investment advisor and The Wachovia Variable Insurance Funds (the "Trust"), the investment advisor agrees during the period from January 2, 2002 through June 14, 2002 to waive its fees, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. The investment advisor agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment advisor shall not assert any right to reimbursement of amounts so waived or reimbursed.

--------------------------------------------------------------------------------
  VA Foundation Fund
  (based on expenses for the fiscal year ended December 31, 2001)
--------------------------------------------------------------------------------
                                                   Total Fund
              Management      12b-1     Other       Operating
                 Fees         Fees    Expenses      Expenses

                 0.75%        0.00%    0.18%          0.93%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA Foundation Fund Pro Forma
(based on what the estimated combined expenses of VA Foundation Fund would have been for the fiscal year ended December 31, 2001)
--------------------------------------------------------------------------------
                                                   Total Fund
              Management      12b-1     Other       Operating
                 Fees         Fees    Expenses      Expenses

                 0.75%        0.00%    0.18%          0.93%
--------------------------------------------------------------------------------


      The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Balanced Fund II versus VA Foundation Fund, both before and after the Merger, and are for illustration only. The examples assume a 5% average annual total return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above, and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

      THE EXAMPLES DO NOT REFLECT THE FEES AND EXPENSES IMPOSED BY THE CONTRACTS OR POLICIES FOR WHICH THE FUNDS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.


Example of Fund Expenses

--------------------------------------------------------------------------------
Balanced Fund II
--------------------------------------------------------------------------------
After:

    1 year                                 $   103

    3 years                                $   322

    5 years                                $   558

   10 years                                $ 1,236
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA Foundation Fund
--------------------------------------------------------------------------------
After:

    1 year                                 $    95

    3 years                                $   296

    5 years                                $   515

   10 years                                $ 1,143
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA Foundation Fund Pro Forma
--------------------------------------------------------------------------------
After:

    1 year                                 $    95

    3 years                                $   296

    5 years                                $   515

   10 years                                $ 1,143
--------------------------------------------------------------------------------

|?|   How do the Funds' performance records compare?


      The following tables show how each Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees charged to shareholders' accounts, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


Year-by-Year Total Return (%)


      The table below shows the percentage gain or loss for Balanced Fund II in the full calendar year since its inception on 11/1/2000 and VA Foundation Fund in each calendar year since its inception on 3/1/1996. The table should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year or over time. This table includes the effects of Fund expenses. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns for each Fund would be lower than those shown. For details on account fees charged by participating insurance companies, refer to the prospectus of the variable annuity contracts or variable life insurance policies.

Balanced Fund II


  [The following table was represented as a bar chart in the printed material.]

1992     1993     1994     1995     1996     1997     1998    1999   2000   2001
--------------------------------------------------------------------------------
                                                                          -10.74

Best Quarter:  4th Quarter 2001   +8.02%
Worst Quarter: 1st Quarter 2001  -10.53%


VA Foundation Fund

  [The following table was represented as a bar chart in the printed material.]

1992     1993     1994     1995     1996    1997     1998    1999   2000    2001
--------------------------------------------------------------------------------
                                            27.80    10.56   10.64  -4.93  -8.57

Best Quarter:  2nd Quarter 1997  +13.26%
Worst Quarter: 1st Quarter 2001  -8.83%


      The next table lists Balanced Fund II's average annual total return over the past year and since inception (through 12/31/2001) and VA Foundation Fund's average annual total return over the past one and five years and since inception (through 12/31/2001). This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare Balanced Fund II's performance with the S&P 500 Index ("S&P 500") and the Lehman Brothers Aggregate Bond Index ("LBABI") and VA Foundation Fund's performance with the S&P 500 and the Lehman Brothers Government/Credit Index ("LBGCI"). The S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities and asset-backed securities. The LBGCI is an unmanaged fixed income index that includes investment grade fixed-rate U.S. government, U.S. government agency and corporate securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return (for the period ended 12/31/2001)


--------------------------------------------------------------------
Balanced Fund II
--------------------------------------------------------------------
                                                       Performance
           Inception                                      Since
             Date        1 year     5 year   10 year    Inception

Fund       11/1/2000     -10.74%     N/A       N/A       -12.86%

S&P 500                  -11.87%     N/A       N/A       -15.64%

LBABI                      8.44%     N/A       N/A        10.44%
--------------------------------------------------------------------

--------------------------------------------------------------------
VA Foundation Fund
--------------------------------------------------------------------
                                                       Performance
           Inception                                      Since
             Date        1 year     5 year   10 year    Inception

Fund       3/1/1996       -8.57%     6.34%     N/A         8.01%

S&P 500                  -11.87%    10.70%     N/A        12.22%

LBGCI                      8.50%     7.37%     N/A         6.84%
--------------------------------------------------------------------


      For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

      Important information about VA Foundation Fund is also contained in management's discussion of VA Foundation Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in VA Foundation Fund's most recent Annual Report.


|?| Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee and sub-advisory fee be after the Merger?


Management of the Funds

      The overall management of VA Foundation Fund and Balanced Fund II is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Variable Annuity Trust and the Board of Trustees of The Wachovia Variable Insurance Funds, respectively.

Investment Advisor

      Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to VA Foundation Fund and, as of January 2, 2002, to Balanced Fund II. Following are some key facts about EIMC:


--------------------------------------------------------------------------------
      o is a wholly owned subsidiary of First Union National Bank (FUNB), which is a wholly owned subsidiary of Wachovia Corporation (formerly named First Union Corporation). Wachovia Corporation is the 4th largest bank holding company in the United States based on total assets as of December 31, 2001.


      o     Has been managing mutual funds and private accounts since 1932.

      o Manages over $102 billion in assets for 129 of the Evergreen and Wachovia Funds as of January 2, 2002.

      o     Is located at 200 Berkeley Street, Boston, Massachusetts 02116.
--------------------------------------------------------------------------------

Investment Sub-Advisor


      Tattersall Advisory Group, Inc. ("TAG") is the investment sub-advisor to VA Foundation Fund and, as of January 2, 2002, to Balanced Fund II. Following are some key facts about TAG:


--------------------------------------------------------------------------------
      o Is a subsidiary of Wachovia Corporation (formerly named First Union Corporation).

      o     Has been managing fixed income accounts since 1976.


      o Currently manages over $8.07 billion in assets for 10 of the Evergreen and Wachovia Funds as of January 2, 2002.


      o     Is located at 6802 Paragon Place, Suite 200, Richmond, Virginia
            23230.
--------------------------------------------------------------------------------

Portfolio Management

      The day-to-day management of each of VA Foundation Fund and Balanced Fund II is handled by:


--------------------------------------------------------------------------------
      o Two teams of portfolio management professionals from EIMC's Large Cap Value team and the Large Cap Core Growth team each manage the equity portion of the Funds, with team members responsible for various sectors.

      o The fixed income portion of each Fund is managed by a team of fixed income portfolio management professionals at TAG, with team members responsible for various fixed income sectors.
--------------------------------------------------------------------------------


Advisory Fees

      For its management and supervision of the daily business affairs of VA Foundation Fund, EIMC is entitled to receive an annual fee equal to:


--------------------------------------------------------------------------------
      o     0.745% of the Fund's average daily net assets.
--------------------------------------------------------------------------------


Sub-Advisory Fees

      Under the terms of the sub-advisory agreement, TAG is entitled to receive an annual fee equal to:


--------------------------------------------------------------------------------
      o     0.37% of average daily net assets.


      o EIMC agrees to pay all sub-advisory fees. VA Foundation Fund does not pay a fee to TAG.
--------------------------------------------------------------------------------

|?|   What will be the primary federal tax consequences of the Merger?


      Prior to or at the time of the Merger, Balanced Fund II and VA Foundation Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be realized by Balanced Fund II or the record owners of its shares (the "Record Holders") for federal income tax purposes as a result of receiving VA Foundation Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of VA Foundation Fund that are received by a Balanced Fund II Record Holder will be the same as the holding period and aggregate tax basis of shares of Balanced Fund II previously held by such Record Holder, provided that shares of Balanced Fund II are held as capital assets. In addition, the holding period and tax basis of the assets of Balanced Fund II in the hands of VA Foundation Fund as a result of the Merger will be the same as they were in the hands of Balanced Fund II immediately prior to the Merger. No gain or loss will be recognized by VA Foundation Fund upon the receipt of the assets of Balanced Fund II in exchange for shares of VA Foundation Fund and the assumption by VA Foundation Fund of Balanced Fund II's identified liabilities.


                                      RISKS

|?|   What are the primary risks of investing in each Fund?

      An investment in each Fund is subject to certain risks. The risk factors for the Funds are very similar due to the similarity of the Funds' investment objectives and polices. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

--------------------------------------------------------------------------------
      Balanced Fund II                         VA Foundation Fund
--------------------------------------------------------------------------------
                  Both Funds are subject to Stock Market Risk.

  Both Funds invest a significant portion of their assets in equity securities.
--------------------------------------------------------------------------------

      The Funds' value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment would likely decline. Even if general economic conditions do not change, a shareholder's investment in a Fund may decline if the particular sectors, industries or issuers in which the Fund invests do not perform well.


--------------------------------------------------------------------------------
      Balanced Fund II                         VA Foundation Fund
--------------------------------------------------------------------------------
              Both Funds are subject to Market Capitalization Risk.

         Both Funds invest primarily in large capitalization companies.
--------------------------------------------------------------------------------


      Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

--------------------------------------------------------------------------------
      Balanced Fund II                         VA Foundation Fund
--------------------------------------------------------------------------------
                Both Funds are subject to Investment Style Risk.

               Both Funds invest in both value and growth stocks.
--------------------------------------------------------------------------------

      Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

--------------------------------------------------------------------------------
      Balanced Fund II                         VA Foundation Fund
--------------------------------------------------------------------------------
                  Both Funds are subject to Interest Rate Risk.

       Both Funds invest at least 25% of their assets in debt securities.
--------------------------------------------------------------------------------


      Interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go up. Since both Funds invest a significant portion of their portfolios in debt securities, if interest rates rise, then the value of the Funds' securities may decline. The longer the term of the bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. When interest rates go down, interest earned by the Funds on their investments may also decline, which could cause the Funds to reduce the dividends they pay.


--------------------------------------------------------------------------------
      Balanced Fund II                         VA Foundation Fund
--------------------------------------------------------------------------------
                     Both Funds are subject to Credit Risk.

       Both Funds invest at least 25% of their assets in debt securities.
--------------------------------------------------------------------------------

      The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Funds invest in debt securities, the value of and total return earned on a shareholder's investment in a Fund may decline if an issuer fails to pay an obligation on a timely basis.


--------------------------------------------------------------------------------
      Balanced Fund II                         VA Foundation Fund
--------------------------------------------------------------------------------
           Both Funds are subject to Mortgage-Backed Securities Risk.

               Both Funds may invest a portion of their assets in
                           mortgage-backed securities.
--------------------------------------------------------------------------------

      Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

--------------------------------------------------------------------------------
         Balanced Fund II                         VA Foundation Fund
--------------------------------------------------------------------------------
   Balanced Fund II is subject to         VA Foundation Fund is not subject
 Below Investment Grade Securities       to Below Investment Grade Securities
 Risk. The Fund may invest up to 5%                     Risk.
 of its total assets in securities
rated below Baa by Moody's or below
             BBB by S&P.
--------------------------------------------------------------------------------

      Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and which may result in a decreased liquidity of such bonds.


|?|   Are there any other risks of investing in each Fund?


      Although not a principal strategy, each Fund may invest in foreign securities. VA Foundation Fund may invest up to 25% of its assets in foreign securities; however the Fund's current intention is to invest no more than 10% of its assets in foreign securities. Balanced Fund II may invest up to 20% of its assets in American Depository Receipts and not more than 10% of its assets in other securities of foreign issuers. Neither Fund engages in foreign currency transactions. Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, when a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. A change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices.


      Both Funds may also invest in futures and options which are forms of derivatives. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.


                               MERGER INFORMATION


Reasons for the Merger

      On September 1, 2001, and after approval by shareholders of both companies, Wachovia Corporation merged into First Union Corporation. In connection with that merger, First Union Corporation changed its name to "Wachovia Corporation" immediately after consummation of the merger. Prior to the merger, subsidiaries of Wachovia Corporation and First Union Corporation had managed the Wachovia family of funds and the Evergreen family of funds, respectively. Since September 1, 2001, management of this newly combined financial services company has undertaken the process of comparing product offerings within the Wachovia and Evergreen Fund families to determine opportunities for the elimination of duplicate products. The objective of the analysis was to ensure that a consolidated Wachovia and Evergreen Fund family offered a streamlined, more complete, competitive set of mutual funds, while serving the interests of the shareholders.


      All of the Trustees of The Wachovia Variable Insurance Funds, including the Independent Trustees, considered the Merger at a regular meeting held on December 6, 2001 and approved the Merger at a special meeting held on January 15, 2002; they determined that the Merger was in the best interest of Balanced Fund II and its shareholders and that the interests of existing shareholders of Balanced Fund II would not be diluted as a result of the transactions contemplated by the Merger. In addition, the Trustees of Evergreen Variable Annuity Trust considered and approved the Merger at a regular meeting held on December 13-14,

2001. They determined that the Merger was in the best interests of VA Foundation Fund and its shareholders, and that the interests of existing shareholders of VA Foundation Fund would not be diluted as a result of the transactions contemplated by the Merger.


      Before approving the Plan, the Trustees of The Wachovia Variable Insurance Funds reviewed various factors about the Funds and the Merger. The Trustees considered the relative size of the Funds as well as the similarity of the Funds' investment objectives and principal investment strategies. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Balanced Fund II with VA Foundation Fund. As of September 30, 2001, Balanced Fund II's total net assets were approximately $7.1 million and VA Foundation Fund's total net assets were approximately $164.4 million. By merging into VA Foundation Fund, contract owners and policy holders of Balanced Fund II would have the benefit of a larger fund with a similar investment objective and policies.

      The Trustees also considered the relative expenses of the Funds. Currently, the expense ratio of VA Foundation Fund is lower than that of Balanced Fund II, both before and after the Balanced Fund II's contractual waiver is taken into account.

      The Trustees also considered the relative performance of each Fund and noted that VA Foundation Fund's performance for the period of January 1, 2001 through September 30, 2001 has been higher than that of Balanced Fund II. For the year to date period ended September 30, 2001, the average annual total return of Balanced Fund II Fund was -17.36% while the total return of VA Foundation Fund was -12.80%.


      In addition, the Trustees considered among other things:

      o     the terms and conditions of the Merger;


      o the fact that the Merger would not result in the dilution of shareholder's interests;


      o the fact that EIMC will bear the expenses incurred by Balanced Fund II and VA Foundation Fund in connection with the Merger;

      o the fact that VA Foundation Fund will assume the identified liabilities of Balanced Fund II;

      o the fact that the Merger is expected to be tax free for federal income tax purposes;

      o the relative tax situations of Balanced Fund II and VA Foundation Fund including realized and unrealized gains and losses;

      o alternatives available to shareholders of Balanced Fund II, including the ability to redeem their shares;

      o     the investment experience, expertise and resources of EIMC and TAG;

      o the service features and distribution resources available to shareholders of the Funds and the anticipated increased array of investment alternatives available to shareholders of the Evergreen Family of Funds; and

      o the fact that VA Foundation Fund will indemnify the Trustees of The Wachovia Variable Insurance Funds against certain liabilities.

      During their consideration of the Merger, the Trustees of The Wachovia Variable Insurance Funds met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved.

      The Trustees of The Wachovia Variable Insurance Funds have voted to retain their ability to make claims under their existing Directors and Officers Liability Insurance Policy for a period of three years following consummation of the Merger. EIMC will bear the cost of such additional insurance coverage.


      Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees of The Wachovia Variable Insurance Funds concluded that the Merger would be in the best interests of Balanced Fund II and its shareholders.


      The Trustees of Evergreen Variable Annuity Trust also approved the Merger on behalf of VA Foundation Fund.

Agreement and Plan of Reorganization


      The following summary is qualified in its entirety by reference to the Plan (attached as Exhibit A hereto).

      The Plan provides that VA Foundation Fund will acquire all of the assets of Balanced Fund II in exchange for shares of VA Foundation Fund and the assumption by VA Foundation Fund of the identified liabilities of Balanced Fund II on or about June 14, 2002 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Balanced Fund II will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. VA Foundation Fund will not assume any liabilities or obligations of Balanced Fund II other than those reflected in an unaudited statement of assets and liabilities of Balanced Fund II prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time"). VA Foundation Fund will provide the Trustees of The Wachovia Variable Insurance Funds with certain indemnifications as set forth in the Plan.

      The number of full and fractional shares of VA Foundation Fund to be received by the Record Holders of Balanced Fund II will be determined by multiplying the number of full and fractional shares of Balanced Fund II by a factor which shall be computed by dividing the net asset value per share of Balanced Fund II by the net asset value per share of VA Foundation Fund. Such computations will take place as of the Valuation Time. The net asset value per share will be determined by dividing assets, less liabilities, by the total number of outstanding shares.


      The custodian for the Funds will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of VA Foundation Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.


      At or prior to the Closing Date, Balanced Fund II will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's Record Holders (in shares of the Fund), substantially all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

      As soon after the Closing Date as conveniently practicable, Balanced Fund II will liquidate and distribute pro rata to Record Holders as of the close of business on the Closing Date the full and fractional shares of VA Foundation Fund received by Balanced Fund II. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Balanced Fund II's Record Holders on VA Foundation Fund's share records of its transfer agent. Each account will receive the respective pro rata number of full and fractional shares of VA Foundation Fund due to the Fund's Record Holders. All issued and outstanding shares of Balanced Fund II, including those represented by certificates, will be canceled. The shares of VA Foundation Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Balanced Fund II will be terminated.


      The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Balanced Fund II's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Balanced Fund II's shareholders, the Plan may be terminated (a) by the mutual agreement of Balanced Fund II and VA Foundation Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

      Whether or not the Merger is consummated, EIMC will pay the expenses incurred by Balanced Fund II and VA Foundation Fund in connection with the Merger (including the cost of any proxy-soliciting agent).

No portion of the expenses will be borne directly or indirectly by Balanced Fund II, VA Foundation Fund or their Record Holders.

      If Balanced Fund II shareholders do not approve the Plan, the Trustees of The Wachovia Variable Insurance Funds will consider other possible courses of action which may be in the best interests of shareholders.


Federal Income Tax Consequences

      The Merger is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Balanced Fund II and VA Foundation Fund will receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:


      (1) The transfer of all of the assets of Balanced Fund II solely in exchange for shares of VA Foundation Fund and the assumption by VA Foundation Fund of the identified liabilities of Balanced Fund II followed by the distribution of VA Foundation Fund's shares to the Record Holders of Balanced Fund II in liquidation of Balanced Fund II will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and VA Foundation Fund and Balanced Fund II will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;


      (2) No gain or loss will be recognized by VA Foundation Fund upon the receipt of the assets of Balanced Fund II solely in exchange for the shares of VA Foundation Fund and the assumption by VA Foundation Fund of the identified liabilities of Balanced Fund II;


      (3) No gain or loss will be recognized by Balanced Fund II on the transfer of its assets to VA Foundation Fund in exchange for VA Foundation Fund's shares and the assumption by VA Foundation Fund of the identified liabilities of Balanced Fund II or upon the distribution (whether actual or constructive) of VA Foundation Fund's shares to Balanced Fund II's Record Holders in exchange for their shares of Balanced Fund II;

      (4) No gain or loss will be recognized by Balanced Fund II's Record Holders upon the exchange of their shares of Balanced Fund II for shares of VA Foundation Fund in liquidation of Balanced Fund II;

      (5) The aggregate tax basis of the shares of VA Foundation Fund received by each Record Holder of Balanced Fund II pursuant to the Merger will be the same as the aggregate tax basis of the shares of Balanced Fund II held by such Record Holder immediately prior to the Merger, and the holding period of the shares of VA Foundation Fund received by each Record Holder of Balanced Fund II will include the period during which the shares of Balanced Fund II exchanged therefore were held by such Record Holder (provided that the shares of Balanced Fund II were held as a capital asset on the date of the Merger); and


      (6) The tax basis of the assets of Balanced Fund II acquired by VA Foundation Fund will be the same as the tax basis of such assets to Balanced Fund II immediately prior to the Merger, and the holding period of such assets in the hands of VA Foundation Fund will include the period during which the assets were held by Balanced Fund II.


      Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax free reorganization under the Code, a Record Holders of Balanced Fund II would recognize a taxable gain or loss equal to the difference between its tax basis in its Fund shares and the fair market value of VA Foundation Fund shares it received. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Balanced Fund II should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

      Any capital loss carryforward of the Balanced Fund II will be available to VA Foundation Fund to offset capital gains recognized after the Merger subject to certain limitations.

Pro-forma Capitalization


      The following table sets forth the capitalizations of Balanced Fund II and VA Foundation Fund as of December 31, 2001 and the capitalization of VA Foundation Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.65 shares of VA Foundation Fund issued for each share of Balanced Fund II.


           Capitalization of Balanced Fund II, VA Foundation Fund and
                         VA Foundation Fund (Pro Forma)


----------------------------------------------------------------------------------------------------------------------------
                                              Balanced                     VA Foundation                 VA Foundation Fund
  Net Assets                                   Fund II                          Fund                         (Pro Forma)
    Total Net Assets                         $8,722,976                     $168,337,326                    $177,060,302

    Net Asset Value Per Share                     $8.49                           $13.05                          $13.05

    Shares Outstanding                        1,027,129                       12,898,109                      13,566,471
----------------------------------------------------------------------------------------------------------------------------


      The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares


      Information regarding the Rule 12b-1 plan adopted by Balanced Fund II is included in its prospectus and statement of additional information. Balanced Fund II has adopted this 12b-1 plan but has no present intention of paying or accruing this fee for the foreseeable future.


Purchase and Redemption Procedures


      Shares of each Fund are sold to separate accounts funding variable annuity contracts and variable life insurance policies issued by participating insurance companies--shareholders may not purchase or redeem shares of either Fund directly. Shareholders should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies and how to redeem funds or change investment options.


      The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.


Dividend Policy

      Each Fund distributes its investment company taxable income annually and its net realized gains, if any, at least annually to the separate accounts of participating insurance companies on the dividend record date. Dividends and distributions are always reinvested in additional shares of the respective Fund. See each Fund's prospectus for further information concerning dividends and distributions.

      After the Merger, separate accounts of Balanced Fund II will have dividends and/or distributions received from VA Foundation Fund reinvested in shares of VA Foundation Fund. Shareholders of Balanced Fund II who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from VA Foundation Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of VA Foundation Fund.


      Both VA Foundation Fund and Balanced Fund II have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization


      VA Foundation Fund is a series of Evergreen Variable Annuity Trust, an open-end management investment company registered with the SEC under the 1940 Act that offers shares of its funds only to separate accounts of participating insurance companies and pension plans. Evergreen Variable Annuity Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Balanced Fund II is a series of The Wachovia Variable Insurance Funds, an open-end management investment company registered with the SEC under the 1940 Act that offers shares of its funds only to separate accounts of participating insurance companies. The Wachovia Variable Insurance Funds is organized as a Massachusetts business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Massachusetts and federal law.


Capitalization


      The beneficial interests in VA Foundation Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. The beneficial interests in Balanced Fund II are represented by an unlimited number of transferable shares with no par value. Each Fund's Declaration of Trust permits the Trustees of each Trust to allocate shares into an unlimited number of series, and classes thereof with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares are offered in only one class and represent equal proportionate interests in the assets belonging to the Fund. Record Holders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Record Holders of each Fund vote separately by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.


Shareholder Liability

      Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Variable Annuity Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Variable Annuity Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Variable Annuity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Variable Annuity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Variable Annuity Trust is remote.


      Under the applicable Massachusetts law, shareholders may, under certain circumstances, be held personally liable for the obligations of The Wachovia Variable Insurance Funds. However, the Declaration of Trust of The Wachovia Variable Insurance Funds contains an express disclaimer of Record Holder liability and requires that notice of such disclaimer be given in each agreement entered into or executed by The Wachovia Variable Insurance Funds or the Trustees of The Wachovia Variable Insurance Funds. The Declaration of Trust also provides for Record Holder indemnification out of the assets of Balanced Fund II.


Shareholder Meetings and Voting Rights

      Neither Evergreen Variable Annuity Trust on behalf of VA Foundation Fund nor The Wachovia Variable Insurance Funds on behalf of Balanced Fund II is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Variable Annuity Trust. A meeting of shareholders may be called for any purpose when requested in writing by the holders of at least 10% of the outstanding shares of The Wachovia Variable Insurance Funds entitled to vote thereon. In addition, each Trust is required to call a meeting of Record Holders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Evergreen Variable Annuity Trust nor The Wachovia Variable Insurance Funds currently intends to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to VA Foundation Fund, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter; with respect to Balanced Fund II, 50% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

      Under the Declaration of Trust of Evergreen Variable Annuity Trust, each share of VA Foundation Fund will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share. Under the Declaration of Trust of The Wachovia Variable Insurance Funds, as to any matter on which a Record Holder is entitled to vote, each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.


Liquidation

      In the event of the liquidation of VA Foundation Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund over the liabilities belonging to the Fund. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the Fund held by them and recorded on the books of the Fund. In the event of termination of Balanced Fund II, upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to the Fund, the Trustees will distribute the remaining assets belonging to the Fund ratably among the holders of outstanding shares of the Fund.

Liability and Indemnification of Trustees

      Under the Declaration of Trust of Evergreen Variable Annuity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

      Under the Declaration of Trust and By-Laws of The Wachovia Variable Insurance Funds, a Trustee is liable only for his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Each Trustee is indemnified by the Trust to the fullest extent permitted by law against liability and all expenses, including the cost of litigation, incurred by him as a result of any legal action in which he becomes involved by virtue of his being a Trustee, unless it is determined that the Trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust of Evergreen Variable Annuity Trust and The Wachovia Variable Insurance Funds, their respective By-Laws and Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware and Massachusetts law directly for more complete information.

               INFORMATION REGARDING INVESTMENT ADVISORY AGREEMENT
                      AND INVESTMENT SUB-ADVISORY AGREEMENT


The Investment Advisor, Investment Sub-Advisor and Evaluation by the Trustees

      In conjunction with combining the investment management functions within the newly combined Wachovia Corporation, discussed above under "Reasons for the Merger", the Trustees of The Wachovia Variable Insurance Funds were asked to approve a series of new investment advisory agreements for The Wachovia Variable Insurance Funds on behalf of each of its series, including Balanced Fund II, with EIMC and new investment sub-advisory agreements for certain shares of The Wachovia Variable Insurance Funds, including Balanced Fund II, between EIMC and TAG. EIMC, located at 200 Berkeley Street, Boston, Massachusetts 02116, is the investment advisor to the Evergreen Funds and is a wholly owned subsidiary of Wachovia Corporation. TAG, located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230, is an investment sub-advisor to certain of the Evergreen Funds, and is a subsidiary of Wachovia Corporation. At a regular meeting held December 6, 2001, the Trustees of The Wachovia Variable Insurance Funds met in person to discuss the recommendation.

      The Trustees requested, received and considered such information as they deemed reasonably necessary to enable them to evaluate each of the investment advisory agreements. On December 6, 2001, the Trustees, including all of the Independent Trustees, voted to (1) terminate the existing Investment Advisory Agreement for The Wachovia Variable Insurance Funds with Wachovia Fund Advisers, a division of Wachovia Bank, N.A. ("Wachovia Fund Advisers") (the "Prior Agreement"), (2) approve an Interim Investment Advisory Agreement for The Wachovia Variable Insurance Funds with EIMC to become effective January 2, 2002 and to remain in effect until the earlier of May 30, 2002 or until a new investment advisory agreement could be presented to and approved by shareholders (the "Interim Advisory Agreement"), (3) approve a new Investment Management Agreement with EIMC to become effective upon approval by shareholders of Balanced Fund II (the "Advisory Agreement"), (4) approve an Interim Investment Sub-Advisory Agreement between EIMC and TAG for certain of The Wachovia Variable Insurance Funds, including Balanced Fund II, to become effective January 2, 2002 and to remain in effect until the earlier of May 30, 2002 or until a new investment sub-advisory agreement could be presented to and approved by shareholders (the "Interim Sub-Advisory Agreement"), and (5) approve a new Investment Sub-Advisory Agreement between EIMC and TAG to become effective upon approval by shareholders of Balanced Fund II (the "Sub-Advisory Agreement"). The Prior Agreement was last submitted to a vote of shareholders on January 1, 1994 with respect to Balanced Fund II.

      The material factors considered by the Trustees in approving the Interim Advisory Agreement, Advisory Agreement, Interim Sub-Advisory Agreement and Sub-Advisory Agreement were: (i) the expected nature and quality of services to be provided by EIMC and TAG as described in the respective agreement; (ii) the fact that there would be no change in the amount of advisory fees paid by the Fund under the Prior Agreement; (iii) the fact that EIMC would pay the full amount of sub-advisory fees as outlined in Exhibit D which is attached to this prospectus/proxy statement; (iv) EIMC's and TAG's financial strength and insurance coverage; (v) the investment advisory experience and reputation of the personnel of EIMC and TAG; and (vi) EIMC's administrative support services, each as described in materials provided to the Board prior to their deliberations.


Terms of the Advisory Agreement and Sub-Advisory Agreement

      The following description of the Advisory Agreement is qualified entirely by reference to the Advisory Agreement, which is attached as Exhibit C to this prospectus/proxy statement. The terms of the Advisory Agreement are substantially similar to the terms of the Prior Agreement. The Advisory Agreement provides in substance: (1) that, subject to the supervision of the Board of Trustees of The Wachovia Variable Insur-ance Funds, EIMC would be responsible for the day-to-day investment and reinvestment of Balanced Fund II's securities, (2) that Balanced Fund II pays EIMC a maximum fee equal to 0.70% of average daily net assets and EIMC agrees to maintain all current expense caps or waivers in effect with Wachovia Fund Advisers; (3) that, as required by the 1940 Act, it will continue for a period of two years from its effective date and thereafter from year to year if approved at least annually by a majority vote of the outstanding shares of Balanced Fund II or by a majority of the Trustees and a majority of the Independent Trustees; (4) that it may be terminated, without penalty, by EIMC, by the Trustees or by a majority vote of the outstanding shares of Balanced Fund II upon 60 days prior written notice; and (5) that it will terminate automatically in the event of its "assignment" as such term is defined in the 1940 Act.

      The following description of the Sub-Advisory Agreement is qualified entirely by reference to the Sub-Advisory Agreement, which is attached as Exhibit D to this prospectus/proxy statement. The terms of the Sub-Advisory Agreement are substantially similar to the terms of other sub-advisory agreements between EIMC and TAG on behalf of certain Evergreen Funds. The Sub-Advisory Agreement provides in substance: (1) that, subject to the supervision of the Board of Trustees of The Wachovia Variable Insurance Funds and EIMC, TAG would be responsible for the day-to-day investment and reinvestment of the fixed income portion of Balanced Fund II's securities, (2) that EIMC pays TAG a maximum fee equal to 0.35% of average daily net assets; (3) that, as required by the 1940 Act, it will continue for a period of two years from its effective date and thereafter from year to year if approved at least annually by a majority vote of the outstanding shares of Balanced Fund II or by a majority of the Trustees and a majority of the Independent Trustees; (4) that it may be terminated, without penalty, by EIMC, by TAG, by the Trustees or by a majority vote of the outstanding shares of Balanced Fund II upon 60 days prior written notice; and (5) that it will terminate automatically in the event of its "assignment" as such term is defined in the 1940 Act.


Fees Paid Under the Advisory Agreements and Sub-Advisory Agreement


      Each of the Prior Agreement, Interim Agreement and Advisory Agreement for Balanced Fund II provides that the investment advisor be paid a fee at the annual rate listed below:


--------------------------------------------------------------------------------
      o     0.70% of average daily net assets.


      o EIMC agrees to contractually waive its fees and/or make reimbursements to Balanced Fund II so that the Fund's operating expenses do not exceed, in the aggregate, 1.01%.
--------------------------------------------------------------------------------

      For the most recently completed fiscal year ended on December 31, 2001, Balanced Fund II paid $12,136 in aggregate advisory fees to Wachovia Fund Advisers.


      Each of the Interim Sub-Advisory Agreement and Sub-Advisory Agreement for Balanced Fund II provides that the Investment Sub-Advisor be paid a fee at the annual rate listed below:


--------------------------------------------------------------------------------
      o     0.35% of average daily net assets.

      o EIMC agrees to pay all sub-advisory fees. Balanced Fund II does not pay a fee to TAG.
--------------------------------------------------------------------------------


More Information about EIMC and TAG


      EIMC also serves as investment advisor to the following Evergreen Fund, which has an investment objective similar to that of Balanced Fund II, at the fee rate set forth below:

-------------------------------------------------------------------------------------------------------------------------
                                                                                        Annual Investment Advisory Fee
                                                      Net Assets as of                       (as a Percentage of
  Fund                                               September 30, 2001                  Daily Net Assets of the Fund)
-------------------------------------------------------------------------------------------------------------------------
    Evergreen VA Foundation Fund                        $164,439,248                                 0.745%
-------------------------------------------------------------------------------------------------------------------------


      TAG also serves as investment sub-advisor to the following Evergreen Funds, which have investment objectives similar to the Fund's, at the fee rates set forth below:


-------------------------------------------------------------------------------------------------------------------------
                                                                                      Annual Investment Sub-Advisory Fee
                                                      Net Assets as of                       (as a Percentage of
  Fund                                               September 30, 2001                 Daily Net Assets of the Fund)*
-------------------------------------------------------------------------------------------------------------------------
    Evergreen Balanced Fund                            $1,023,859,589                   0.18% of average daily net assets

    Evergreen Foundation Fund                          $2,407,645,808                   0.32% of average daily net assets

    Evergreen Select Balanced Fund                       $377,142,245                   0.22% of average daily net assets

    Evergreen VA Foundation Fund                         $164,439,248                   0.32% of average daily net assets
-------------------------------------------------------------------------------------------------------------------------


*     TAG's sub-advisory fees are paid by EIMC, not the Funds.

Principal Executive Officers and Directors of EIMC and TAG

      The following is a list of EIMC's principal executive officers and directors. As stated above, EIMC's principal address is 200 Berkeley Street, Boston, Massachusetts 02116.

------------------------------------------------------------------------------------------------------------------------------------
   Name                                                       Title
------------------------------------------------------------------------------------------------------------------------------------
    William M. Ennis               Director, President and Chief Executive Officer of Evergreen Investment Company, Inc.

    Donald A. McMullen             Director, Vice Chairman of Wachovia Corporation

    W. Douglas Munn                Director, Senior Vice President and Chief Operating Officer of Evergreen Investment Company, Inc.

    Dennis H. Ferro                Director, President, Chief Investment Officer

    Richard S. Gershen             Director, Chief Operating Officer

    Christopher P. Conkey          Executive Managing Director, Chief Investment Officer (Equity)

    Sam Paddison                   Executive Managing Director, Chief Investment Officer (Specialty Fixed Income)

    Thomas W. Trickett             Chief Financial Officer

    Michael H. Koonce              Secretary, Chief Legal Officer

    James F. Angelos               Senior Vice President, Chief Compliance Officer
------------------------------------------------------------------------------------------------------------------------------------

      The following is a list of TAG's principal executive officers and directors. As stated above, TAG's principal address is 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

   Name                                                       Title
------------------------------------------------------------------------------------------------------------------------------------
    Fred Tattersall                Executive Managing Director, Chief Executive Officer

    Kevin Girts                    Managing Director, Chief Operating Officer

    Robert Calhoun                 Managing Director, Chief Investment Officer

    Eleanor Welford                Managing Director

    Parham Behrooz                 Director; Head of Credit Research

    Thomas Burton                  Director; Senior Portfolio Manager

    Steven Edelman                 Director; Senior Portfolio Manager

    Thomas Ellis                   Director; Senior Portfolio Manager

    Paul Michael Jones             Director; Head of Analytics

    James Mallory                  Director; Closed End Funds

    Raymond Matsuura               Director; Senior Portfolio Manager
------------------------------------------------------------------------------------------------------------------------------------

Additional Information


      Wachovia Bank, N.A., a wholly owned subsidiary of Wachovia Corporation and former investment advisor to The Wachovia Variable Insurance Funds, acts as custodian for the securities and cash of The Wachovia Variable Insurance Funds. For these services, Balanced Fund II paid custody fees in the amount of $1,206 for the fiscal year ended December 31, 2001.


                    VOTING INFORMATION CONCERNING THE MEETING


      This prospectus/proxy statement is being sent to shareholders of Balanced Fund II in connection with a solicitation of proxies by the Trustees of The Wachovia Variable Insurance Funds, to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 2:00 p.m., on May 13, 2002, at the offices of Federated Services Company, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7080, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Balanced Fund II on or about April 1, 2002. Only Record Holders of record as of the close of business on February 28, 2002 (the "Record Date") will be entitled to notice of, and to give voting instructions at the Meeting or any adjournment thereof.

      If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will direct Hartford to vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the Plan, FOR the Advisory Agreement, FOR the Sub-Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must each be approved by a majority of the votes cast and entitled to vote. However, such abstentions will have the effect of being counted as votes against the Advisory Agreement and the Sub-Advisory Agreement which must be approved by a majority of the outstanding shares. A proxy may be revoked at any time on or before the Meeting by written notice to Hartford at the address set forth on the cover of the proxy card. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby and FOR approval of the Advisory Agreement and FOR approval of the Sub-Advisory Agreement.

      Approval of the Plan will require the affirmative vote of a majority (greater than 50%) of Balanced Fund II's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 50% of the Fund's shares entitled to vote) is present. Approval of the Advisory Agreement and the Sub-Advisory Agreement each requires the vote of a majority of the outstanding shares of Balanced Fund II. A majority of the outstanding shares is defined in the 1940 Act as the lesser of (a) 67% of the shares of the Balanced Fund II present at the Meeting if more than 50% of the shares outstanding on the Record Date are present in person or by proxy at the Meeting; or (b) more than 50% of the shares of Balanced Fund II outstanding on the Record Date.

      In voting for the Plan, the Advisory Agreement and the Sub-Advisory Agreement, each share of Balanced Fund II will be entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

      Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of Balanced Fund II (who will not be paid for their soliciting activities). In addition, Georgeson Shareholder Communications, Inc., the Fund's proxy solicitor, may make proxy solicitations. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail, by Internet or vote by telephone or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

      If Balanced Fund II shareholders do not vote to approve the Plan, the Advisory Agreement or the Sub-Advisory Agreement, the Trustees of The Wachovia Variable Insurance Funds will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the proposals are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by a plurality of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.


      A shareholder who objects to the Merger will not be entitled under either Massachusetts law or the Declaration of Trust of The Wachovia Variable Insurance Funds to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in a gain or loss to Record Holders for federal income tax purposes, and if the Merger is consummated, it will not affect shareholders' rights to make withdrawals or transfer their account balances among available investment options as offered through their insurance companies or pension plans.


      Shares of Balanced Fund II may be redeemed at any time prior to the consummation of the Merger. Shareholders of Balanced Fund II may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.


      Balanced Fund II does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to Hartford at the address set forth on the cover of proxy card so that they will be received by Hartford in a reasonable period of time prior to the meeting.


      The votes of the shareholders of VA Foundation Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

Record Date Information


      As of the Record Date, 1,030,601.726 shares of beneficial interest of Balanced Fund II were outstanding.


      As of January 31, 2002, the officers and Trustees of The Wachovia Variable Insurance Funds beneficially owned as a group less than 1% of the outstanding shares of Balanced Fund II. To The Wachovia Variable Insurance Funds' knowledge, the following persons owned beneficially or of record more than 5% of Balanced Fund II's outstanding shares as of January 31, 2002:

-------------------------------------------------------------------------------------------------------------------------------
                                                                              Percentage of Shares        Percentage of Shares
  Name and Address                                        No. of Shares           Before Merger                After Merger
-------------------------------------------------------------------------------------------------------------------------------
    Hartford Life Insurance Co.
      Attn: David Ten Broeck Wing
      P.O. Box 2999
      Hartford, CT 06104-2999                              787,974.074                75.60%                    3.79%

    First Union National Bank FBO
      Wachovia Pension Plan
      1525 West Wt Harris Boulevard
      Charlotte, NC 28288-0001                             250,745.856                24.06%                    1.21%
-------------------------------------------------------------------------------------------------------------------------------


      As of January 31, 2002, the officers and Trustees of Evergreen Variable Annuity Trust beneficially owned as a group less than 1% of the outstanding shares of VA Foundation Fund. To Evergreen Variable Annuity Trust's knowledge, the following persons owned beneficially or of record more than 5% of VA Foundation Fund's outstanding shares as of January 31, 2002:


-------------------------------------------------------------------------------------------------------------------------------
                                                                              Percentage of Shares        Percentage of Shares
  Name and Address                                        No. of Shares           Before Merger                After Merger
-------------------------------------------------------------------------------------------------------------------------------
    Nationwide Life Insurance Co.
      Variable Account 6
      c/o IPO Portfolio Accounting
      P. O. Box 182029
      Columbus, OH 43218-2029                             8,529,665.089               66.71%                    63.37%

    Security Equity Life Insurance Co.
      c/o Bonnie Harris, B1-08
      13045 Tesson Ferry Road
      St. Louis, MO 63128                                 1,604,210.977               12.55%                   11.92%

    Transamerica Life Insurance Co.
      4333 Edgewood Road NE
      Cedar Rapids, IA 52499-0001                         1,486,049.422               11.62%                   11.04%

    American Skandia Assurance Corp.
      Variable Account B
      Class 1
      Attn: Investment Accounting
      P.O. Box 883
      Shelton, CO 06484-0883                               678,036.413                 5.30%                    5.04%
-------------------------------------------------------------------------------------------------------------------------------

      The proportionate voting by insurance companies of shares for which no proxies are returned may result in certain shareholders that can direct the vote of less than 5% of the outstanding shares of Balanced Fund II issuing instructions that affect the vote of 5% or more of the Fund's outstanding shares.


 THE TRUSTEES OF THE WACHOVIA VARIABLE INSURANCE FUNDS RECOMMEND APPROVAL OF THE
    PLAN, THE ADVISORY AGREEMENT AND THE SUB-ADVISORY AGREEMENT. ANY UNMARKED
     PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN, THE ADVISORY AGREEMENT AND THE SUB-ADVISORY AGREEMENT.

                        FINANCIAL STATEMENTS AND EXPERTS

      The Annual Report of Balanced Fund II as of December 31, 2001, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of Ernst & Young LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

      The Annual Report of VA Foundation Fund as of December 31, 2001, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

      Certain legal matters concerning the issuance of shares of VA Foundation Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION


      Balanced Fund II and VA Foundation Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279, at prescribed rates.


                                 OTHER BUSINESS

      The Trustees of The Wachovia Variable Insurance Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.


April 1, 2002

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

      The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

      1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

      2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

      3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                       VALID SIGNATURE

CORPORATE ACCOUNTS

(1)   ABC Corp.                                    ABC Corp.
(2)   ABC Corp.                                    John Doe, Treasurer
(3)   ABC Corp.                                    John Doe
      c/o John Doe, Treasurer
(4)   ABC Corp. Profit Sharing Plan                John Doe, Trustee

TRUST ACOUNTS

(1)   ABC Trust                                    Jane B. Doe, Trustee
(2)   Jane B. Doe, Trustee                         Jane B. Doe
      u/t/d 12/28/78

CUSTODIAL OR ESTATE ACCOUNTS

(1)   John B. Smith, Cust.                         John B. Smith
      f/b/o John B. Smith, Jr. UGMA
(2)   John B. Smith                                John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.


                    INSTRUCTIONS FOR SHAREHOLDERS IN WACHOVIA
                                BALANCED FUND II

      Since you are a shareholder in Balanced Fund II, you have the right to instruct The Hartford Life Insurance Company ("Hartford") how to vote the Balanced Fund II shares they hold under your variable annuity contract or variable life insurance policy. You can do so by following the instructions on your proxy card. Hartford will vote any Balanced Fund II shares for which they do not receive voting instructions in proportionately the same manner--For, Against, or Abstain--as shares for which they do receive instructions. For purposes of this prospectus/proxy statement, an annuity contract owner or variable life insurance policy holder is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

      If you have any questions about the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor at 866-515-0318.

                           (Intentionally Left Blank)

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 28th day of February, 2002, by and between Evergreen Variable Annuity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Evergreen Trust"), with respect to its Evergreen VA Foundation Fund series (the "Acquiring Fund"), and The Wachovia Variable Insurance Funds, a Massachusetts business trust, with its principal place of business at Federated Investors Tower, Pittsburgh, Pennsylvania 15222 (the "Wachovia Trust"), with respect to its Wachovia VA Balanced Fund II series (the "Selling Fund").

      This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

      WHEREAS, the Trustees of the Evergreen Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

      WHEREAS, the Trustees of the Wachovia Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

      1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

      1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

      The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

      1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund. The Acquiring Fund hereby agrees to indemnify each Trustee of Wachovia Trust against all liabilities and expenses incurred by such Trustee in the manner and to the extent that such liabilities and expenses would have been indemnified under Wachovia Trust's Declaration of Trust and By-Laws. Evergreen Investment Management Company, LLC agrees to pay for the continuation of the existing D & O insurance coverage for the Trustees of the Wachovia Trust for a period of three years following the Closing Date.

      In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

      1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

      1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been distributed to shareholders of the Selling Fund.

      1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

      1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

      2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Evergreen Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Evergreen Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.


      2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of shares of the Selling Fund will receive shares of the Acquiring Fund.


      2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about June 14, 2002 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

      3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Wachovia Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

      4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

            (a) The Selling Fund is a separate investment series of a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

            (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Wachovia Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

            (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

            (g) The audited financial statements of the Selling Fund at December 31, 2001 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

            (h) Since December 31, 2001 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

            (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains and has met the diversification requirements of Section 817(h) of the Code and the rules thereunder.

            (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

            (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

            (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

            (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Wachovia Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

            (a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Evergreen Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (f) The audited financial statements of the Acquiring Fund at December 31, 2001 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

            (g) Since December 31, 2001 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.


            (h) As of the Closing Date, the Acquiring Fund will have no liabilities, actual or contingent, known or unknown, except as are set forth in the Statement of Assets and Liabilities referred to in Section 6.2.


            (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.


            (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains and has met the diversification requirements of Section 817(h) of the Code and the rules thereunder.


            (k) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

            (l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (m) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

            (n) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

            (o) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Evergreen Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

            (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

      5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

      5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.3 APPROVAL BY SHAREHOLDERS. The Wachovia Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

      5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

      5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Wachovia Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

      The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Evergreen Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

      6.2 The Acquiring Fund shall have delivered to the Selling Fund a Statement of the Fund's Assets and Liabilities as of the Closing Date, including a schedule identifying the nature and amount of each liability reflected on such Statement, certified by the Treasurer or Assistant Treasurer of the Acquiring Fund.

      6.3 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

            (a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of Sullivan & Worcester LLP, to carry on its business as presently conducted.

            (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

            (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Evergreen Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

            (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

            (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

            (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

      Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Evergreen Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Wachovia Trust and the Selling Fund.

      Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

      In this paragraph 6.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Wachovia Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Wachovia Trust.

      7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Kirkpatrick & Lockhart LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

            (a) The Selling Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of Kirkpatrick & Lockhart LLP, to carry on its business as presently conducted.

            (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) To the knowledge of such counsel (but without independent inquiry or investigation), no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Wachovia Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

            (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

            (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

            (h) To the knowledge of such counsel (but without independent inquiry or investigation), no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

            (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

      Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Wachovia Trust's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Evergreen Trust and the Acquiring Fund.

      Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Kirkpatrick & Lockhart LLP appropriate to render the opinions expressed therein.

      In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                       ACQUIRING FUND AND THE SELLING FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Wachovia Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

      8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the

Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

      8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

            (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

            (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

            (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

            (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

            (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

      Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.


      8.7 The Acquiring Fund shall have received from Ernst & Young LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

            (a) they are independent auditors with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;


            (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;


            (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

      In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.


      8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

            (a) they are independent auditors with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

            (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

            (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.


                                   ARTICLE IX

                                    EXPENSES

      9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

            (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Evergreen Trust, the Wachovia Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

      12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to the conflicts of laws provisions thereof.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      13.5 With respect to both the Wachovia Trust and the Evergreen Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts in the case of the Wachovia Trust and Delaware, in the case of the Evergreen Trust, which are hereby referred to and are also on file at the principal offices of the Wachovia Trust or, as the case may be, the Evergreen Trust. The obligations of the Wachovia Trust or of the Evergreen Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Wachovia Trust or the Evergreen Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Wachovia Trust or, as the case may be, the Evergreen Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                                          THE WACHOVIA VARIABLE INSURANCE FUNDS
                                          ON BEHALF OF WACHOVIA BALANCED
                                          FUND II

                                          By:   /s/ James Ostrowski
                                                -----------------------------
                                          Name: James Ostrowski
                                                Authorized Officer



                                          EVERGREEN VARIABLE ANNUITY TRUST ON
                                          BEHALF OF EVERGREEN VA FOUNDATION
                                          FUND


                                          By:   /s/ Michael H. Koonce
                                                -----------------------------
                                          Name: Michael H. Koonce
                                                Authorized Officer


EVERGREEN INVESTMENT MANAGEMENT
COMPANY, LLC,
solely for the purposes of Article 1.3 and 9.1 of this Agreement,

By:   /s/ Christopher P. Conkey
      -----------------------------
Name: Christopher P. Conkey
      Authorized Officer

                           (Intentionally Left Blank)

                                                                       EXHIBIT B

--------------------------------------------------------------------------------
                        EVERGREEN VARIABLE ANNUITY TRUST

                          Evergreen VA Foundation Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of December 31, 2001
--------------------------------------------------------------------------------

"With low energy prices, low interest rates and depleted business inventories, we believe the current recession will be mild and the economy will start expanding again later in 2002."

                                    Portfolio
                                   Management
                                   ----------

                         Tattersall Advisory Group, Inc.
                              Tenure: October 2001

                   [PHOTO OMITTED]            [PHOTO OMITTED]
                      Timothy E.                Maureen E.
                        O'Grady               Cullinane, CFA
                       Tenure:                   Tenure:
                     November 2001             November 2001

--------------------------------------------------------------------------------
                            PERFORMANCE & RETURNS(1)
--------------------------------------------------------------------------------
Portfolio Inception Date:                                              3/1/1996
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 year                                                                    -8.57%
--------------------------------------------------------------------------------
5 years                                                                    6.34%
--------------------------------------------------------------------------------
Since Portfolio Inception                                                  8.01%
--------------------------------------------------------------------------------
12-month income dividends per share                                       $0.30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

    [The following was represented by a line graph in the printed material.]

                             <PLOT POINTS TO COME>

Comparison of a $10,000 investment in Evergreen VA Foundation Fund(1) versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Government/Credit Bond Index (LBGCBI), the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The S&P 500, LBABI and LBGCBI are unmanaged market indexes which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

(2) The fund's adviser changed indices from the Lehman Brothers
Government/Credit Bond Index to the Lehman Brothers Aggregate Bond Index effective October 2001. The adviser believes that the Lehman Brothers Aggregate Bond Index more closely represents the composition and strategy of the fund.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of December 31, 2001 and subject to change.

--------------------------------------------------------------------------------
                        EVERGREEN VARIABLE ANNUITY TRUST

                          Evergreen VA Foundation Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How did the fund perform?
--------------------------------------------------------------------------------

Evergreen VA Foundation Fund had a total return of -8.57% for the twelve-month period ended December 31, 2001. The S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Government/Credit Bond Index returned -11.87%, 8,44% and 8.50%, respectively, for the same period. During the same period, the average return of variable annuity balanced portfolios was -2.87%, according to Lipper, Inc., an independent monitor of mutual fund performance.

                                    Portfolio
                                 Characteristics
                                 ---------------
                               (as of 12/31/2001)

        Total Net Assets                                $168,337,326
        ------------------------------------------------------------
        Number of Holdings                                       174
        ------------------------------------------------------------
        P/E Ratio                                              24.5x
        ------------------------------------------------------------

--------------------------------------------------------------------------------
What was the investment environment like during the period?
--------------------------------------------------------------------------------

The dominant factor influencing both the equity and fixed income markets was the slowdown in the economy in the United States. The slump first appeared in the technology and telecommunications sectors, which had been the leading growth areas for much of the 1990s. Stocks in most industries and sectors fell in value during much of the year. In contrast, most quality fixed income securities performed well, with government securities and higher-quality corporate bonds turning in the best relative performance.

The U.S. Federal Reserve attempted to stop the economy's fall by injecting liquidity into the economy through a series of cuts in short-term interest rates that continued throughout the year. However, any possibility of an early reversal of the economic slump was ended on September 11. Immediately after September 11, investors pulled money from the stock market and sought out higher-quality securities in the bond market. However, during the final two months of 2001, confidence about a potential recovery grew again, and stocks and corporate bonds both staged comebacks.

Overall, the year was favorable for most types of fixed income investments, with the exception of lower-quality, high-yield corporate bonds. Government securities, mortgage-backed securities and investment grade corporate bonds all had positive returns. In contrast, returns were negative for most stock market indexes. Within the stock market, value stocks tended to hold their prices better than growth stocks.

--------------------------------------------------------------------------------
A new investment team took responsibility for the Evergreen VA Foundation Fund in November 2001. How does this affect the fund's management?
--------------------------------------------------------------------------------

Three experienced investment teams, each of which is responsible for a separate section of the portfolio, now manage the fund. The Evergreen VA Foundation Fund continues to be a balanced fund, with allocations to both fixed income and equity investments.

Approximately 40% of net assets have been allocated to the fund's fixed income section. The Tattersall Advisory Group, led by Portfolio Manager Fred Tattersall, manages this portfolio. The group is a well known manager of bond portfolios for retail and institutional investors. This section invests in high-quality government, corporate and mortgage securities.

The remaining 60% of assets have been allocated to equities, divided into two equal sections. One section is managed by Evergreen's growth team, led by Portfolio Manager Maureen Cullinane, focusing on large-cap growth stocks, using the same disciplines and strategies of Evergreen Large Company Growth Fund. The second section is

--------------------------------------------------------------------------------
                        EVERGREEN VARIABLE ANNUITY TRUST

                          Evergreen VA Foundation Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview
--------------------------------------------------------------------------------

managed by Evergreen's large-cap value team, led by Portfolio Manager Timothy O'Grady, focusing on large-cap value stocks, using the same policies, strategies and tactics of Evergreen Strategic Value Fund.

The combination of the three sections gives the fund a diversified portfolio of large-cap growth companies, both value and growth, as well as high-quality fixed income securities.

--------------------------------------------------------------------------------
How would you describe the Tattersall team's investment strategy for fixed income assets?
--------------------------------------------------------------------------------

We focus on higher-quality corporate and mortgage-backed securities and government bonds, including Treasuries, and do not take big risks on the direction of interest rates. Average credit quality was AA+ on December 31, 2001, and duration--a measure of the portfolio's sensitivity to changes in interest rates--was 4.48 years, slightly less than that of the Lehman Brothers Aggregate Bond Index, a benchmark for the overall market. Shorter duration portfolios tend to be less vulnerable to price loss when interest rates rise. Conversely, they are less likely to enjoy price gains when interest rates fall.

Versus the Lehman Brothers Aggregate Bond Index, the portfolio has overweighted mortgage securities, which comprised about 50% of fixed income portfolio assets, and underweighted Treasuries and agencies, which accounted for about 11% of fixed income assets. Investment-grade corporate securities accounted for 30% of fixed income securities, while cash and short-term investments comprised more than 7% of fixed income assets. The fund held no low-quality, high-yield corporate bonds.

                                  Top 5 Sectors
                                  -------------
                   (as a percentage of 12/31/2001 net assets)

      Financials                                             15.1%
      ------------------------------------------------------------
      Information Technology                                 10.9%
      ------------------------------------------------------------
      Consumer Discretionary                                  8.7%
      ------------------------------------------------------------
      Industrials                                             8.3%
      ------------------------------------------------------------
      Healthcare                                              8.1%
      ------------------------------------------------------------

--------------------------------------------------------------------------------
How would you describe the strategies for the growth portion of the equity portfolio, Maureen?
--------------------------------------------------------------------------------

We emphasize stable growth companies with strong franchises, good managements and the ability to sustain or increase earnings growth rates. While we always keep the portfolio diversified, we do emphasize industries and companies with the potential to benefit from either long-term, secular trends in the economy or short-term cyclical patterns. We invest in corporations with the potential for earnings acceleration based on industry trends, technological developments or the introduction of new services or products that can act as catalysts for corporate earnings.

We have focused on two long-term sectors in recent years--technology and healthcare. Healthcare remains a dominant theme in our current strategy, as we believe pharmaceutical, medical devices and services companies have the opportunity to benefit from the needs created by demographic trends, most notably the aging baby boomer generation. We believe many pharmaceutical companies are selling at reasonable stock prices that should be attractive to investors seeking corporations with consistent records of earnings growth. However, we have reduced our emphasis on technology over the past year of high stock valuations and diminished short-term growth prospects. Our technology investments are focused on those companies with the best prospects for secular growth as well as

--------------------------------------------------------------------------------
                        EVERGREEN VARIABLE ANNUITY TRUST

                          Evergreen VA Foundation Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview
--------------------------------------------------------------------------------

companies with consistent records of recurring revenues and earnings. While technology is not currently an area of emphasis, we believe that over the long term technology companies will continue to provide the productivity tools that enhance the growth of the world's economy.

Major holdings in the growth part of the portfolio, as of December 31, 2001, included diversified conglomerates such as General Electric. In healthcare, major holdings include diversified pharmaceutical companies such as Pfizer and American Home Products. In technology, we have established positions in a diverse group of semiconductor companies, including Intel, Microchip and NVIDIA, as well as in more defensive companies with high recurring revenues and stable earnings. These include data processing specialists such as Paychex, Affiliated Computer Systems and Automatic Data Processing.

--------------------------------------------------------------------------------
How would you describe your strategies in managing the value section of the portfolio, Tim?
--------------------------------------------------------------------------------

We are emphasizing healthcare, consumer staples and energy, while underweighting finance, technology and consumer discretionary stocks.

We believe any near-term economic growth will be gradual. Historically, healthcare stocks usually performed well during periods of moderate growth, often rising to valuations 25-30% higher than the market averages in terms of price/earnings ratios. We believe healthcare stocks have the potential for earnings growth rates of about 10% per year--twice the average we expect from the Standard & Poor's 500 companies. We recently have reduced or sold positions in stocks such as Watson Pharmaceuticals, Tenet Healthcare and Johnson & Johnson because we believe their valuations had become too high in relation to their earnings outlooks. We used the proceeds to invest in Merck and Bristol-Myers Squibb, two diversified pharmaceutical companies with attractive stock prices.

Based on their relative valuations, we also emphasized consumer staples stocks, focusing on industry leaders with experienced managements--companies such as Philip Morris, Anheuser-Busch and PepsiCo. Their stock prices have been trading at discounts to the overall market, yet we believe they should have above-average earnings growth rates.

We have slightly overweighted energy stocks, which should do well as the economy starts to grow again. We have emphasized large, integrated oil companies such as Exxon Mobil, Chevron-Texaco and Conoco.

Conversely, we have modestly underweighted financial services. Within the industry, we currently favor traditional banking stocks, whose lending business should benefit from the spread between short-term and long-term interest rates. However, we are concerned about the stock valuations within the overall industry and the possibility that credit risks may increase. Over the longer term, we believe that large, diversified companies involved in the capital markets, such as Citigroup and JP Morgan, have superior long-term potential.

We continue to underweight technology stocks, which we think are overvalued after the tech bubble of the late 1990s. We also think profits in technology are highly cyclical, and the industry's earnings growth during the next 12 to 18 months may not justify current valuations.

We are underweighting consumer discretionary stocks for several reasons. We think consumer confidence is uncertain because of the job market and the fact that many consumers have seen their stock portfolios lose value. At the same time, there is little pent-up demand for large consumer purchases. When we have invested in consumer discretionary stocks, we have emphasized companies that can benefit from trends such as home improvement.

--------------------------------------------------------------------------------
                        EVERGREEN VARIABLE ANNUITY TRUST

                          Evergreen VA Foundation Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview
--------------------------------------------------------------------------------

                                 Top 10 Holdings
                                 ---------------
                   (as a percentage of 12/31/2001 net assets)

        Microsoft Corp.                                         2.0%
        ------------------------------------------------------------
        Citigroup, Inc                                          2.0%
        ------------------------------------------------------------
        Exxon Mobil Corp.                                       1.6%
        ------------------------------------------------------------
        International Business Machines Corp.                   1.4%
        ------------------------------------------------------------
        Intel Corp.                                             1.4%
        ------------------------------------------------------------
        AOL Time Warner, Inc.                                   1.4%
        ------------------------------------------------------------
        Tyco International, Ltd.                                1.3%
        ------------------------------------------------------------
        General Electric Co.                                    1.2%
        ------------------------------------------------------------
        Wells Fargo & Co.                                       1.2%
        ------------------------------------------------------------
        American International Group, Inc.                      1.2%
        ------------------------------------------------------------

--------------------------------------------------------------------------------
What is the Tattersall team's outlook for the fixed income markets?
--------------------------------------------------------------------------------

We anticipate the economic recovery in 2002 will be lackluster, at best, and that short-term rates will remain stable, while long-term rates may fall somewhat. Inflation should continue to be restrained. We think this should be an excellent environment for mortgage-backed securities as well as for high-quality government bonds issued by solid companies.

--------------------------------------------------------------------------------
What is your outlook for growth stocks, Maureen?
--------------------------------------------------------------------------------

With low energy prices, low interest rates and depleted business inventories, we believe the current recession will be mild and the economy will start expanding again later in 2002. As prospects for an economic rebound improve, we may increase our emphasis on industrial cyclical companies, including chemicals and cyclical goods, while also focusing on energy stocks. We plan to continue to overweight healthcare stocks and to underweight technology stocks. Overall, we will maintain a core of stable growth companies with industry-leading positions, experienced managements and the potential to sustain or accelerate their earnings.

--------------------------------------------------------------------------------
What is your outlook for value stocks, Tim?
--------------------------------------------------------------------------------

We think economic growth, when it occurs, will be gradual. We do not anticipate any strong increase in consumer spending patterns and consumer behavior usually leads the economy. In addition, we believe corporate capital spending also is unlikely to increase sharply, simply because corporate earnings are not likely to rise substantially. Ultimately, corporate capital spending is linked to corporate profitability and we think current earnings estimates are too optimistic. Current stock prices are too high, based on our expectations for economic growth.

We believe the portfolio is well positioned for an environment in which economic expansion, if it occurs, is relatively modest.

                           (Intentionally Left Blank)

                                                                       EXHIBIT C

                      FORM OF INVESTMENT ADVISORY AGREEMENT

      AGREEMENT made the 13th day of May 2002, by and between THE WACHOVIA VARIABLE INSURANCE FUNDS, a Massachusetts business trust (the "Trust") and EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC, a Delaware limited liability company, (the "Adviser").

      WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds");

      THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:


      1. (a) The Trust hereby employs the Adviser to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.


            (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

      2. (a) The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

            (b) The Trust hereby authorizes the Adviser and any entity or person associated with the Adviser which is a member of a national securities exchange to effect any transaction on such exchange for the account of a Fund, which transaction is permitted by Section 11(a) of the 1934 Act and Rule 11a2-2(T) thereunder, and the Trust hereby consents to the retention of compensation by the Adviser or any person or entity associated with the Adviser for such transactions in accordance with Rule 11a2-2(T)(a)(2)(iv).

            (c) The Adviser shall create and maintain all necessary books and records in accordance with all applicable laws, rules and regulations, including but not limited to records required by section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder, as the same may be amended from time to time, pertaining to the investment advisory services performed by it and not otherwise created and maintained by another party pursuant to a contract with the Trust. Where applicable, such records shall be maintained by the Adviser for the periods and in the places required by Rule 31a-2 under the 1940 Act. The books and records pertaining to the Trust which are in the possession of the Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Adviser to the Trust or the Trust's authorized representatives.

      3. The Adviser shall bear its expenses incurred in connection with its services hereunder. The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.


      4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund. The Adviser's fee is computed as of the close of business on each business day.


      A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

      5. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

      6. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

      7. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any Sub-Adviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of Wachovia Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of Wachovia Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any Sub-Adviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any Sub-Adviser.

      8. This Agreement shall continue in effect for two years from the date set forth above and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.


      9. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of any Fund with respect to that Fund; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser with respect to a Fund. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.


      10. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

      11. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

      12. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

      13. The Trust is governed by its Declaration of Trust (a copy of which is on file with the Secretary of the Commonwealth of Massachusetts), which provides that no shareholder, trustee, officer, employee or agent of the Trust or of any series or class of the Trust shall be liable hereunder, and that any other party hereto shall look solely to the assets belonging to the relevant series or class of the Trust for payment of any claim hereunder or for the performance hereof.

      IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.



                                          THE WACHOVIA VARIABLE INSURANCE FUNDS


                                          By: ____________________________

                                          Name:

                                          Title:


                                          EVERGREEN INVESTMENT
                                          MANAGEMENT COMPANY, LLC

                                          By: ____________________________

                                          Name:

                                          Title:

                                                              As of May 13, 2002

                                   Schedule 1

                         Wachovia Equity Fund II
                         Wachovia Special Values Fund II
                         Wachovia Balanced Fund II

                                                              As of May 13, 2002

                                   Schedule 2

      As compensation for the Adviser's services to each Fund during the period of this Agreement, each Fund will pay to the Adviser a fee at the annual rate of:

                 Fund                                        Fee
    --------------------------------           ---------------------------------
      Wachovia Equity Fund II                  0.70% of average daily net assets

      The Adviser agrees to waive its fees and/or make reimbursements to the Fund so that the Fund's operating expenses do not exceed, in the aggregate, the following rate: 1.15%.

      Wachovia Special Values Fund II          0.80% of average daily net assets

      The Adviser agrees to waive its fees and/or make reimbursements to the Fund so that the Fund's operating expenses do not exceed, in the aggregate, the following rate: 1.25%.

      Wachovia Balanced Fund II                0.70% of average daily net assets

      The Adviser agrees to waive its fees and/or make reimbursements to the Fund so that the Fund's operating expenses do not exceed, in the aggregate, the following rate: 1.01%.

                           (Intentionally Left Blank)

                                                                       Exhibit D

                         FORM OF SUB-ADVISORY AGREEMENT

      AGREEMENT made the 13th day of May, 2002, by and between Evergreen Investment Management Company, LLC (the "Adviser"), and Tattersall Advisory Group, Inc. (the "Sub-adviser").


      WHEREAS, the Adviser serves as investment adviser to The Wachovia Variable Insurance Funds, a Massachusetts business trust (the "Trust') which has filed a registration statement under the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933 (the "Registration Statement"); and


      WHEREAS, the Trust is comprised of several separate investment portfolios; and

      WHEREAS, the Adviser desires to avail itself of the services, advice and assistance of the Sub-adviser to assist the Adviser in providing investment advisory services to the Funds listed on the attached Schedule A, as amended from time to time; and

      WHEREAS, the Sub-adviser is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), is engaged in the business of rendering investment advisory services to investment companies and other institutional clients and desires to provide such services to the Adviser;


      NOW, THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:


      1. Employment of the Sub-adviser. The Adviser hereby employs the Sub-adviser to manage the investment and reinvestment of the Fund's assets, subject to the control and direction of the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Sub-adviser hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Sub-adviser shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Adviser, the Fund or the Trust in any way. The Sub-adviser may execute Fund documentation, agreements, contracts and other documents requested by brokers, dealers, counterparties and other persons in connection with its providing advisory services to the Fund.

      2. Obligations of Services to be provided by the Sub-adviser. The Sub-adviser undertakes to provide the following services and to assume the following obligations:


            a. The Sub-adviser shall manage the investment and reinvestment of the portfolio assets of the Fund, all without prior consultation with the Adviser, subject to and in accordance with (i) the investment objective and policies of the Fund set forth in the Fund's Prospectus and Statement of Additional Information as from time to time in effect (the "Governing Documents"), (ii) the requirements applicable to registered investment companies under applicable laws, including without limitation the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and (iii) any written instructions which the Adviser or the Trust's Board of Trustees may issue from time-to-time. The Sub-adviser also agrees to conduct its activities hereunder in accordance with any applicable procedures or policies adopted by the Trust's Board of Trustees as from time to time in effect (the "Procedures"). The Adviser has provided to the Sub-adviser copies of all Governing Documents and Procedures and shall promptly provide to the Sub-adviser any amendments or supplements thereto. Subject to and in pursuance of the foregoing, the Sub-adviser shall make all determinations with respect to the purchase and sale of portfolio securities and shall take such action necessary to implement the same. The Sub-adviser shall render such reports to the Trust's Board of Trustees and the Adviser as they may reasonably request concerning the investment activities of the Fund. Unless the Adviser gives the Sub-adviser written instructions to the contrary, the Sub-adviser shall, in good faith and in a manner which it reasonably believes best serves the interests of the Fund's shareholders, direct the Fund's custodian as to how to vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held in the Fund.


            b. Absent instructions of the Adviser to the contrary, the Sub-adviser shall, in the name of the Fund, place orders for the execution of portfolio transactions with or through such brokers, dealers or other financial institutions as it may select. The Sub-adviser shall use its best efforts to obtain best execution on all portfolio transactions executed on behalf of the Fund, provided that, so long as the Sub-adviser has complied with Section 28(e) of the Securities Exchange Act of 1934, the Sub-adviser may cause the Fund to pay a commission on a transaction in excess of the amount of commission another broker-dealer would have charged.

            c. In connection with the placement of orders for the execution of the portfolio transactions of the Fund, the Sub-adviser shall create and maintain all records pertaining to the purchase and sale of securities by the Sub-adviser on behalf of the Fund required by Rule 31a-1(b)(5) and (9) under the 1940 Act. All such records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission ("SEC"), the Trust, the Adviser or any person retained by the Trust at all reasonable times. Where applicable, such records shall be maintained by the Sub-adviser for the periods and in the places required by Rule 31a-2 under the 1940 Act.

            d. The Sub-adviser shall bear its expenses of providing services pursuant to this Agreement.

      3. Compensation of the Sub-adviser. In full consideration of services rendered pursuant to this Agreement, the Adviser will pay the Sub-adviser a fee at the annual rate set forth in Schedule B hereto of the value of the Fund's average daily net assets. Such fee shall be accrued daily and paid monthly as soon as practicable after the end of each month. If the Sub-adviser shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Sub-adviser, the value of the Fund's net assets shall be computed at the times and in the manner determined by the Trust's Board of Trustees and set forth in the Governing Documents.

      4. Other Activities of the Sub-adviser. The services of the Sub-adviser hereunder are not to be deemed exclusive, and the Sub-adviser shall be free to render similar services to others and to engage in other activities, so long as the services rendered hereunder are not impaired.

      5. Use of Names. The Adviser shall not use the name of the Sub-adviser or any of its affiliates in any prospectus, sales literature or other material relating to the Trust or the Fund in any manner not approved prior thereto by the Sub-adviser; provided, however, that the Adviser may use the name of the Sub-adviser and its affiliates in any such material that merely refers in accurate terms to the Sub-adviser's appointment hereunder. The Sub-adviser shall not use the name of the Trust or the Adviser in any material relating to the Sub-adviser in any manner not approved prior thereto by the Adviser; provided, however, that the Sub-adviser may use the name of the Adviser or the Trust in any material that merely refers in accurate terms to the appointment of the Sub-adviser hereunder.

      6. Liability of the Sub-adviser. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Sub-adviser, the Sub-adviser shall not be liable for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Subject to the foregoing, nothing herein shall constitute a waiver of any rights or remedies that the Trust may have under any federal or state securities laws.

      7. Limitation of Trust's Liability. The Sub-adviser acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Agreement and Declaration of Trust. The Sub-adviser agrees that any of the Trust's obligations shall be limited to the assets of the Fund and that the Sub-adviser shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trust officer, employee or agent of the Trust.

      8. Renewal, Termination and Amendment. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, until December 31, 2002 and shall continue in full force and effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in accordance with the provisions of the 1940 Act. This Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund upon 60 days prior written notice to the Sub-adviser or by the Sub-adviser upon 90 days prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Management Agreement between the Adviser and the Trust. This Agreement shall terminate automatically and immediately in the event of its assignment. The terms "assignment" and "vote of a majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act. This Agreement may be amended at any time by the Sub-adviser and the Adviser, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of a majority of the Fund's outstanding voting securities.


      9. Confidential Relationship. Any information and advice furnished by either party to this Agreement to the other shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation. The Adviser hereby consents to the disclosure to third parties of investment results and other data of the Fund in connection with providing composite investment results and related information of the Sub-adviser.

      10. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

      11. Miscellaneous. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the Commonwealth of Massachusetts. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on the parties.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.


                                          EVERGREEN INVESTMENT MANAGEMENT
                                          COMPANY, LLC

                                          By: ____________________________

                                          Name:

                                          Title:


                                          TATTERSALL ADVISORY GROUP, INC.

                                          By: ____________________________

                                          Name:

                                          Title:

                                                              As of May 13, 2002

                                   SCHEDULE A

THE WACHOVIA VARIABLE INSURANCE FUNDS, on behalf of each of the following series:

                            Wachovia Balanced Fund II

                                                              As of May 13, 2002

                                   Schedule B

      As compensation for the Sub-adviser's services to the Fund during the period of this Agreement, the Adviser will pay to the Sub-adviser a fee at the annual rate of:

I.                Wachovia Balanced Fund II
--------------------------------------------------------------------------------
                  0.35% of Average Daily Net Assets of the Fund computed as of the close of business each business day.

                           (Intentionally Left Blank)

                           (Intentionally Left Blank)

                                                                   WB BAL2/EV VA

                                                          April 2, 2002


VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:       Evergreen Variable Annuity Trust (the "Trust")
          Evergreen VA Foundation Fund
          File Nos. 333-83202 and 811-08716

Dear Sir/Madam:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), enclosed is a revised version of the form of prospectus/proxy statement contained in the Trust's Post-Effective Amendment No. 1 (the "Amendment") to Registration Statement No. 333-83202/811-08716 filed electronically via EDGAR on March 28, 2002. Revised text has been marked with revision tags.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                           Very truly yours,

                                           /s/ Allison McLellan

                                           Allison McLellan